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February 10, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: SteinRoeVariable Investment Trust - Registration Statement on Form N-14

Ladies and Gentlemen:

   Enclosed as discussed, for filing on behalf of SteinRoe Variable Investment Trust (the "Acquiring Trust") is a registration statement on Form N-14 (the "Registration Statement"). The Registration Statement relates to the proposed acquisition of Nations Asset Allocation Portfolio (the "Acquired Fund"), a series of Nations Separate Account Trust, by Liberty Asset Allocation Fund, Variable Series (the "Acquiring Fund"), a series of the Acquiring Trust.

   Please direct any comments or questions on the enclosed materials to the undersigned at (617) 951-7913 or James E. Thomas of this office at (617) 951-7367.

                                                  Sincerely,

                                                  /s/ Kathleen M. Nichols
                                                  -----------------------------
                                                  Kathleen M. Nichols

Enclosure

cc: James E. Thomas